Intangible assets	3 Months Ended
Mar. 31, 2021
Intangible Assets [Abstract]
Intangible assets	Intangible assets
Licenses classified as definite-lived intangible assets are amortized over their useful lives, which are determined on the basis of the expected pattern of consumption of the expected future economic benefits embodied in the licenses and which therefore commence only once the necessary regulatory and marketing approval has been received for the product candidates to which they relate. As at March 31, 2021, the Company had not received any regulatory and marketing approval for any of its product candidates and therefore classified all of its licenses as indefinite-lived intangible assets. Consequently, the Company did not recognize any amortization expense of licenses.
During the three months ended March 31, 2021, the Company did not capitalize any license payments as intangible assets. During the three months ended March 31, 2020, the Company capitalized the following license payments as intangible assets:
•An amount of KUSD 250 relating to a license agreement with a third party to acquire an antibody to be used in research, development, manufacturing and commercialization; and
•An amount of KUSD 125 relating to a license agreement with a third party to use their technology to generate antibody-drug conjugates.